Available-For-Sale Securities	12 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities

Note 6 — Available-For-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds (1)	$118,163	$—	$—	$118,163

	As of September 30, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$142,920	$—	$—	$142,920
Corporate bonds	111,351	—	2,931	108,420
U.S. government treasuries	36,904	—	1,371	35,533
Supranational and sovereign debt	17,438	—	778	16,660
Municipal bonds	4,317	—	126	4,191
Asset backed obligations	3,470	—	32	3,438
Total(1)	$316,400	$—	$5,238	$311,162

(1)
Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2025, all the securities were classified as cash and cash equivalents and as of September 30, 2024, $168,242 of securities were classified as short-term interest-bearing investments and $142,920 of securities were classified as cash and cash equivalents.

In fiscal year 2025, the Company sold most of its available-for-sale securities. The total proceeds of the available-for-sale securities is $169,993, which the vast majority is attributable to this sale. The realized losses recognized from this sale were immaterial and are included in earnings and are determined based on a specific identification method. The Company assessed whether the unrealized losses for the investments in its portfolio during the years ended September 30, 2025 and 2024 were caused by expected credit loss. Based on this assessment, the Company did not recognize any credit losses in the fiscal years ended September 30, 2025 and 2024.

As of September 30, 2025, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$118,163